20 Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions [abstract]
Opening provision at 1 January	£ 165
Provision (released)/recognised in the year	(68)	165
At 31 December	97	165
Less: non-current portion (rental deposit and bond)		165
Current portion	£ 97